Leases - Finance Lease Balance Sheet Locations (Details) - USD ($) $ in Thousands	Dec. 25, 2021	Dec. 26, 2020
Leases [Abstract]
Finance lease assets, net, included in property plant and equipment	$ 1,768	$ 1,919
Current portion of long-term debt	767	872
Long-term debt, less current portion	1,015	1,172
Total principal payable on finance leases	1,782	2,044
Finance Lease, Liability	$ 1,782	$ 2,044
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property, Plant and Equipment, Net	Property, Plant and Equipment, Net
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Current portion of debt and capital lease obligations	Current portion of debt and capital lease obligations
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Long-term debt	Long-term debt